Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

a. Accounts receivable - related parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	September 30, 2024	September 30, 2023
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	$1,492,024	$-
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	911,987	49,000
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	141,007	364,750
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of the Company	$-	$393,068
Jinmed International Co., Ltd.	An entity controlled by the CEO	-	141,131
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,340	-
Subtotal		2,546,358	947,949
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$2,546,358	$947,949

For accounts receivable due from related parties, approximately 39.2%, or $1.0 million of the September 30, 2024 balances have been subsequently collected. The remaining balance is expected to be collected before September 30, 2025.

b. Due from related parties

Due from related parties consists of the following:

Name	Related party relationship	September 30, 2024	September 30, 2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) (1)	An entity controlled by the CEO	$-	$4,189,813
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	101,906	50,711
Total due from related parties		$101,906	$4,240,524

(1)	As of September 30, 2023, the balance due from Zhongjin Kanglu was $4,189,813, the amount included an advance made to Zhongjin Kanglu in the amount of $4,113,000 (RMB30.0 million) for its temporary working capital needs during the normal course of business. The $4,113,000 advance made to Zhongjin Kanglu has been fully collected in October 2023. The Company expects to make no such advances to its related parties in the future.

c. Deferred revenue – related parties

Deferred revenue – related parties consist of the following:

Name	Related party relationship	September 30, 2024	September 30, 2023
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	$121,269	$117,424
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	1,371
Jinmed International Co., Ltd.	An entity controlled by the CEO	4,394	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	-	325
Total deferred revenue – related parties		$125,663	$119,120

d. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	September 30, 2024	September 30, 2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$257,359	$-
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of the Company	21,854	-
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	656	630
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	684	494
Total due to related parties		$280,553	$1,124

The balance due to related parties was mainly comprised of advances from entities controlled by the Company’s CEO and used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

e. Revenue from related parties

Revenue from related parties consists of the following:

		For the Years Ended September 30,
Name	Related party relationship	2024	2023	2022
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	$1,697,061	$6,759	$276,429
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	742,762	-	70,816
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	416,696	858,743	737,450
Jinmed International Co., Ltd.	An entity controlled by the CEO	-	146,268	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	-	10,588	24,707
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	-	-	1,621
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	50,240	-	-
Total revenue from related parties		$2,906,759	$1,022,358	$1,111,023